Oct. 31, 2024
Nuveen Mid Cap Growth Fund | Nuveen Mid Cap Growth Fund
•	The Fund’s “Principal investment strategies” section in the Summary Prospectus and Statutory Prospectus will be replaced with the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization growth companies. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. Mid-capitalization companies are those that have market capitalizations within the range of the companies in the Russell Midcap® Index on the last business day of the month in which its most recent reconstitution was completed. Growth companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed: Russell 3000 Growth Index, S&P 1500 Growth Index, MSCI World IMI Growth Index.

The Fund seeks to add incremental return over the Russell Midcap® Growth Index, its performance benchmark index, while also managing the relative risk of the Fund versus its performance benchmark index. Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities, denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.